Annual Operating Expenses - VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO - VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO - VIP Disciplined Small Cap Portfolio	Apr. 29, 2023
VIP Disciplined Small Cap Portfolio - Initial Class
Operating Expenses:
Management fee	0.36%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.48%
VIP Disciplined Small Cap Portfolio - Service Class
Operating Expenses:
Management fee	0.36%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.12%
Total annual operating expenses	0.58%
VIP Disciplined Small Cap Portfolio - Service Class 2
Operating Expenses:
Management fee	0.36%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.12%
Total annual operating expenses	0.73%

[1]	A Adjusted to reflect current fees.